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                                                                    July 1, 2001
 FUND PROFILE
T. ROWE PRICE
Summit Municipal Funds

 Municipal money market and bond funds for investors seeking tax-exempt income. This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

TROWEPRICELOGO

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 What is each fund's objective?

   Municipal Money Market Fund seeks preservation of capital and liquidity, and consistent with these, the highest possible current income exempt from federal income taxes.

   Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

   Municipal Income Fund seeks a high level of income exempt from federal income taxes.


 What is each fund's principal investment strategy?

   Municipal Money Market Fund The fund, which is managed to provide a stable share price of $1.00, invests in high-quality municipal securities whose income is expected to be exempt from federal income taxes. The fund's weighted average maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates.

   In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, if we expect rates to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   Municipal Intermediate Fund This bond fund will invest primarily in investment-grade tax-exempt securities. There are no maturity limitations on individual securities, but the fund's weighted average effective maturity will normally range between five and 10 years. Targeting effective maturity gives the fund manager additional flexibility. At least 90% of the fund's portfolio will consist of investment-grade tax-exempt securities rated in the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or the equivalent from T. Rowe Price when other ratings are not available. To enhance income, we may invest up to 10% of the fund's total assets in below investment-grade bonds, known as "junk" bonds in the taxable market, including those with the lowest ratings. The fund's income should be higher than the Money Market Fund's, but its share price will vary.

   Within this broad structure, investment decisions reflect the manager's outlook for interest rates and the economy as well as the prices and yields of various securities. For example, if we expect rates to fall, the manager may buy longer-term securities to provide higher yield and appreciation potential. And if, for instance, our economic outlook is positive, the manager may take advantage of the 10% "basket" for noninvestment-grade bonds.
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  . A significant portion of each fund's assets may be invested in securities subject to the alternative minimum tax.

   Municipal Income Fund This bond fund will invest at least 65% of total assets in long-term, investment-grade, tax-exempt bonds rated from AAA to BBB by at least one national rating agency or rated the equivalent by T. Rowe Price if other ratings are not available. To enhance income, we may invest up to 20% of the fund's total assets in noninvestment-grade "junk" bonds. We may buy securities of any maturity, and we expect the fund's weighted average maturity to be 15 years or longer. The fund's income should be higher than the Intermediate Fund's, but its share price should fluctuate more.

   The fund manager decides to buy or sell different types of securities based on the same type of criteria that apply to the Intermediate Fund, except that the average maturities in this fund will be longer and the component of noninvestment-grade bonds may go as high as 20%.

 Table 1  Differences Among Funds
                                                  Credit-Quality                     Expected Share      Expected Average
  Fund                                            Categories              Income     Price Fluctuation   Maturity
                                                 -------------------------------------------------------------------------------
  Municipal Money Market                          Two highest short       Lower      Stable              90 days or less
                                                  term
                                                 --------------------------------------------------------------------------
  Municipal Intermediate                          Primarily four          Moderate   Moderate            5 to 10 years
                                                  highest
                                                 --------------------------------------------------------------------------
  Municipal Income                                Primarily four          Highest    Highest             15+ years
                                                  highest
 -------------------------------------------------------------------------------------------------------------------------------


   The Intermediate and Income Funds may use derivatives to manage exposure to interest rates.

   The funds may sell holdings for a variety of reasons, such as to adjust a portfolio's average maturity or quality or to shift assets into higher-yielding securities.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   Municipal Money Market Fund Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation
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   (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Municipal Intermediate Fund and Municipal Income Fund These funds are subject to the usual risks of fixed-income investing:

  . Interest rate risk This is the decline in bond prices that accompanies a rise in the overall level of interest rates. It is the major source of risk for investors in these two funds. Because shorter-term bond funds are less sensitive to interest rate increases or decreases than longer-term bond funds, price volatility for the Intermediate Fund is expected to be lower than for the Income Fund. However, by targeting effective maturity, the Intermediate Fund could experience greater volatility than if it focused on a stated maturity or maturity range. This is because when interest rates rise sharply, bonds that had been trading to their nearest call date (hence "effective maturity") can suddenly trade to their stated maturity date.

   Also, a municipal bond issuer can be adversely affected by changes in regulations. For example, hospital bonds have been hurt by changes in Medicare reimbursement rates, and utility bonds could be harmed by rate regulation.

  . Credit risk This is the chance that any of the funds' holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. While the funds will focus on investment-grade bonds, holdings of medium- and lower-quality securities are more susceptible to adverse economic conditions. The funds' investments in junk bonds should be considered speculative, as should some of their BBB securities. Finally, adverse developments in a particular state could result in price declines for a fund with significant investments in that state.

  . Political risk This includes the risk that a significant restructuring of federal income tax rates, or even serious discussion of the issue in Congress, could cause municipal bond prices to fall. The value of tax-exempt income strongly influences the demand for municipal bonds, and lower tax rates would reduce their advantage.

  . Derivatives risk To the extent the funds use these instruments, they may be exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . The yield of each fund will fluctuate with changing market conditions and interest rate levels. The bond funds' share price will fluctuate as interest rates change, so when you sell your shares, you may lose money.
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 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. (However, if you are subject to the alternative minimum tax (AMT), you may wish to check a fund's AMT exposure.) If a Summit Municipal Fund's tax-exempt yield is higher than the after-tax yield on a taxable bond or money fund, and you can meet the $25,000 minimum for initial purchases, the funds could be appropriate for you.

   Use the table entitled Differences Among Funds, which summarizes each fund's main characteristics, to help choose a fund (or funds) for your particular needs. For example, only the money fund is designed to provide principal stability, which makes it a good choice for you if the stability and accessibility of your investment are more important than the opportunity for higher income or total return. However, if you are investing for the highest possible income and can tolerate some price fluctuation, you should consider a longer-term bond fund.

   The funds are not appropriate for tax-deferred accounts, such as IRAs.

  . The bond funds should not represent your complete investment program or be used for short-term trading purposes.


 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.
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
 LOGO                         LOGO



LOGO


                                  Calendar Year Total Returns
     Fund        "91"   "92"   "93"   "94"    "95"    "96"   "97"    "98"   "99"    "00"
 -----------------------------------------------------------------------------------------------
  Municipal
  Money Market    --     --     --    2.58    3.56   3.22    3.39   3.22    2.97    3.80
  Municipal
  Intermediate    --     --     --   -1.67   13.71   4.68    8.42   5.79   -1.21    8.77
  Municipal       --     --     --   -4.68   17.89   5.03   11.64   6.18   -4.02   11.91
  Income
 -----------------------------------------------------------------------------------------------

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 Municipal Money Market   Quarter ended Total return

 Best quarter   12/31/00  0.99%

 Worst quarter  3/31/94   0.48%



 Municipal Intermediate   Quarter ended Total return

 Best quarter   3/31/95   4.86%

 Worst quarter  3/31/94   -2.78%



 Municipal Income         Quarter ended Total return

 Best quarter   3/31/95   6.69%

 Worst quarter  3/31/94   -4.84%
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
 Table 2  Average Annual Total Returns
                               Periods ended 06/30/2001
                                          Shorter of 10 years
                         1 year  5 years  or since inception    Inception date
 ------------------------
  Municipal Money
  Market Fund             3.54%   3.31%          3.22%             10/29/93
  Lipper Tax-Exempt
  Money Market Funds
  Average                 3.25    3.04           2.96///a/

  Municipal
  Intermediate Fund       9.13    5.89           5.58              10/29/93
  Lehman Brothers
  7-Year Municipal Bond
  Index                   9.18    6.07           5.48///a/
  Lipper Intermediate
  Municipal Debt Funds
  Average                 8.48    5.30           4.89///a/

  Municipal Income Fund  10.68    6.79           6.03              10/29/93
  Lehman Brothers
  Municipal Bond Index    9.98    6.54           5.80///a/
  Lipper General
  Municipal Debt Funds    9.23    5.43           4.74///a/
  Average
 ------------------------------------------------------------------------------



 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 Lehman indices do not reflect the deduction of any fees or expenses.

 /a/ Since 10/31/93


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

   Each T. Rowe Price Summit Fund has a single, all-inclusive fee covering investment management and ordinary, recurring operating expenses (other than fees and expenses for the funds' independent directors). This fee will not fluctuate. In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses that varies according to a number of other factors.

 Table 3  Fees and Expenses of the Funds
                                                                                 Annual fund operating expenses
                                                                         (expenses that are deducted from fund assets)
                                                                                                        Total annual fund
  Fund                                                                Management fee  Other expenses   operating expenses
 --------------------------------------------------------------------------------------------------------------------------------

  Municipal Money Market                                                  0.45%            0.00%              0.45%
                                                                      ------------------------------------------------------
  Municipal Intermediate                                                  0.50             0.00               0.50
                                                                      ------------------------------------------------------
  Municipal Income                                                        0.50             0.00               0.50
 --------------------------------------------------------------------------------------------------------------------------------
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   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

  Fund                    1 year  3 years  5 years  10 years
 ------------------------------------------------------------------

  Municipal Money Market   $46     $144     $252      $567
                          ------------------------------------
  Municipal Intermediate    51      160      280       628
                          ------------------------------------
  Municipal Income          51      160      280       628
 ------------------------------------------------------------------



 Who manages the funds?

   Each fund is managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  . Municipal Money Market Fund Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since 2001. He joined
   T. Rowe Price in 1991 and has worked within the Municipal Department since 1994.

  . Municipal Intermediate Fund Charles B. Hill manages the fund day to day and has been chairman of its Investment Advisory Committee since 1996. He joined
   T. Rowe Price in 1991 and has been managing investments since 1986.

  . Municipal Income Fund Konstantine B. Mallas manages the fund day to day and has been chairman of its Investment Advisory Committee since 1999. He joined
   T. Rowe Price in 1987 and has been managing investments since 1991.

 To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan's toll-free number for additional information. Also note that this profile may include funds not available through your plan.


  How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $25,000. The minimum subsequent investment is $1,000 ($100 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.
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 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


 When will I receive income and capital gain distributions?

   Each fund distributes income monthly and capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. Although most income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates and long-term gains are taxable at the current capital gains rate. Income from certain "private activity" bonds may be taxable for those investors subject to the alternative minimum tax
   (AMT). Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.
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FUND PROFILE
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com

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